Collaborations, Licensing Arrangements, and Other Asset Acquisitions (Tables)	12 Months Ended
Mar. 31, 2023
Research And Development [Abstract]
Summary of Payments Made Under the Terms of Collaboration and Licensing Arrangements
Under the terms of these collaborations, in-licensing arrangements, and other asset acquisitions, Takeda made the following payments during the years ended March 31:

	JPY (millions)
	2021	2022	2023
Initial up-front payments, milestone payments, and other asset acquisitions	¥84,034	¥44,944	¥676,156
Acquisition of shares of collaboration and in-licensing partners	1,504	785	494